Stock-based compensation plans (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted

2019 was 1,291 yen, 2,045 yen and 1,593 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2017, 2018 and 2019 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2017		2018		2019
Weighted-average assumptions
Risk-free interest rate	1.10%		1.14%		1.37%
Expected lives	6.83	years	6.55	years	5.98	years
Expected volatility*	40.00%		38.49%		32.52%
Expected dividends	0.66%		0.40%		0.35%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

Summary of Activities Regarding Stock Acquisition Rights Plan

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2019 is as follows:

	Fiscal year ended March 31, 2019
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	14,005,900	3,017
Granted	2,907,300	5,108
Exercised	4,525,300	2,819
Forfeited or expired	174,000	3,862

Outstanding at end of the fiscal year	12,213,900	3,665	7.46	11,133

Exercisable at end of the fiscal year	5,820,800	2,855	5.84	9,867